Regulatory Capital And Restrictions (Narrative) (Details) (USD $)	3 Months Ended
	Dec. 31, 2011	Jan. 01, 2012	Dec. 31, 2010
Undivided profits	$ 757,364,000		$ 631,712,000
Available amount for dividend without prior regulatory approval	(403,900,000)	(156,700,000)
Dividend paid to parent company	100,000,000
FHN [Member]
Total capital, actual ratio	17.99%		18.65%
Tier 1 capital, actual ratio	14.23%		13.99%
Leverage, actual ratio	11.41%		10.96%
Minimum requirement of cash reserves	190,700,000		215,000,000
Vault cash used to meet cash reserve requirements	142,900,000		139,800,000
Total covered transactions	800,000
All Affiliates [Member]
Percent of capital stock and surplus threshold for credit extension to affiliates	20.00%
Maximum amount bank may extend credit to all affiliates	776,900,000
Total covered transactions	444,400,000
First Tennessee Bank National Association [Member]
Total capital, actual ratio	20.05%		20.26%
Tier 1 capital, actual ratio	16.37%		15.76%
Leverage, actual ratio	13.12%		12.33%
Undivided profits	1,200,000,000
Percent of capital stock and surplus threshold for credit extension to parent	10.00%
Maximum amount bank may extend credit to parent	$ 388,500,000
Capital Ratios Excluding Financial Subsidiaries [Member] | First Tennessee Bank National Association [Member]
Total capital, actual ratio	18.47%		18.69%
Tier 1 capital, actual ratio	15.64%		15.03%
Leverage, actual ratio	12.73%		11.95%